Warrant Liabilities - Schedule of Reconciliation of Warrant Liabilities Measured at Fair Value (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Class of Warrant or Right [Line Items]
Balance at beginning
Fair Value Adjustment of Warrants	$ 108,294,223		105,317,692
Balance at ending	76,778,574		76,778,574
Warrant liabilities [Member]
Class of Warrant or Right [Line Items]
Balance at beginning
Initial recognition of warrants at close of Business Combination			20,526,410
Cash exercise of Company Warrants for Company Class A Ordinary Shares			(46,789,330)
Fair Value Adjustment of Warrants			103,041,494
Balance at ending	$ 76,778,574		$ 76,778,574